Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Comprehensive Loss
Net loss	$ (169,012)	$ (86,343)
Other comprehensive income (loss)
Changes in fair value of financial assets at fair value through comprehensive income (loss)	5,944	(6,366)
Income tax effect	(543)	648
Share of other comprehensive income (loss) of associates	198	(797)
Currency translation adjustments	(14,381)	18,509
Other comprehensive (loss) income	(8,782)	11,994
Comprehensive loss	$ (177,794)	$ (74,349)